K&L Gates LLP

Stacy H. Winick 202 955-7040 stacy.winick@klgates.com

BY EDGAR

March 24, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Nuveen California Municipal Value Fund 2

Ladies and Gentlemen:

On behalf of the Nuveen California Municipal Value Fund 2 (the “Fund”), we are transmitting for electronic filing Pre-effective Amendment No. 1 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.

Before the Fund’s Registration Statement becomes effective under the Securities Act of 1933, as amended, the Fund will file an amendment containing all exhibits.

If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (202) 955-7040 or David Glatz at (312) 807-4295 with any questions or comments concerning these materials.

Very truly yours,

/s/ Stacy H. Winick
Stacy H. Winick

Enclosures

Copies to	J. Grzeskiewicz (w/encl.) L. Mackey, Jr. (w/encl.) K. McCarthy (w/encl.) M. Winget (w/encl.) G. Zimmerman (w/encl.)